Restatement (Unaudited) - Consolidated Statements of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues
Total revenues	$ 9,075	$ 59,472	$ 35,404	$ 21,223	$ 56,627	$ 53,205	$ 116,099	$ 157,110	$ 89,360
Cost of revenues
Total cost of revenues	5,561	47,719	25,331	14,790	40,121	38,761	87,840	119,536	60,038
Gross Profit	3,514	11,753	10,073	6,433	16,506	14,444	28,259	37,574	29,322
Operating expenses
Compensation, taxes and benefits	3,526	4,747	4,553	3,634	8,187	12,216	12,934	17,730	14,124
General and administrative	3,646	2,512	3,265	2,940	6,205	10,757	8,718	13,199	7,219
Total operating expenses	7,172	7,259	7,818	6,574	14,392	22,973	21,652	39,759	21,343
Total operating (loss) income	(3,658)	4,494	2,255	(141)	2,114	(8,529)	6,607	(2,185)	7,979
Other income (expense)
Other income	99	83	42	50	92	190	175	256	48
Loss on redemption of non-participating preferred units									(590)
Loss on early termination of line of credit	0	0		(300)	(300)	0	(300)	(300)
Interest expense		(1,060)	(1,028)	(1,017)	(2,045)		(3,104)	(4,378)	(3,231)
Total other income (expense), net	3,887	(977)	(986)	(1,267)	(2,253)	1,323	(3,229)	(4,091)	(3,486)
Income (loss) before income taxes	229	3,517	1,269	(1,408)	(139)	(7,206)	3,378	(6,276)	4,493
Income tax expense		166	74	(74)			166	568	326
Net (loss) income	(6,377)	3,351	1,195	(1,334)	(139)	(13,338)	3,212	(6,844)	4,167
Net (loss) income attributable to noncontrolling interest	(3,687)	2,780	1,003	(1,120)	(117)	(9,283)	2,663	(4,650)	3,962
Net (loss) income attributable to Direct Digital Holdings, Inc.	$ (2,690)	$ 571	$ 192	$ (214)	$ (22)	$ (4,055)	$ 549	$ (2,194)	$ 205
Net (loss) income per common share:
Basic (in dollars per share)	$ (0.71)	$ 0.09	$ 0.03	$ (0.07)	$ (0.01)	$ (1.11)	$ 0.09	$ (0.73)	$ 0.11
Diluted (in dollars per share)	$ (0.71)	$ 0.09	$ 0.03	$ (0.07)	$ (0.01)	$ (1.11)	$ 0.09	$ (0.73)	$ 0.11
Weighted-average number of shares of common stock outstanding:
Basic (in shares)	3,793,000	2,990,000	2,922,000	2,901,000	2,912,000	3,667,000	2,938,000	2,988,000	2,848,000
Diluted (in shares)	3,793,000	3,044,000	3,113,000	2,901,000	2,912,000	3,667,000	3,080,000	2,988,000	2,891,000
Buy-side advertising
Revenues
Total revenues	$ 6,873	$ 7,850	$ 11,803	$ 7,440	$ 19,243	$ 20,204	$ 27,093	$ 34,676	$ 29,349
Cost of revenues
Total cost of revenues	2,907	3,113	4,588	2,949	7,537	8,091	10,650	13,803	10,439
Sell-side advertising
Revenues
Total revenues	2,202	51,622	23,601	13,783	37,384	33,001	89,006	122,434	60,011
Cost of revenues
Total cost of revenues	$ 2,654	44,606	20,743	11,841	32,584	$ 30,670	77,190	$ 105,733	49,599
As Previously Reported
Revenues
Total revenues		59,472	35,404	21,223	56,627		116,099
Cost of revenues
Total cost of revenues		47,719	25,331	14,790	40,121		87,840
Gross Profit		11,753	10,073	6,433	16,506		28,259
Operating expenses
Compensation, taxes and benefits		4,747	4,553	3,634	8,187		12,934
General and administrative		2,512	3,265	2,940	6,205		8,718
Total operating expenses		7,259	7,818	6,574	14,392		21,652
Total operating (loss) income		4,494	2,255	(141)	2,114		6,607
Other income (expense)
Other income		83	42	50	92		175
Loss on early termination of line of credit				(300)	(300)		(300)
Interest expense		(1,060)	(1,028)	(1,017)	(2,045)		(3,104)
Total other income (expense), net		(977)	(986)	(1,267)	(2,253)		(3,229)
Income (loss) before income taxes		3,517	1,269	(1,408)	(139)		3,378
Income tax expense		166	74	(74)			166
Net (loss) income		3,351	1,195	(1,334)	(139)		3,212
Net (loss) income attributable to Direct Digital Holdings, Inc.		$ 3,351	$ 1,195	$ (1,334)	$ (139)		$ 3,212		$ 4,167
Net (loss) income per common share:
Basic (in dollars per share)		$ 0.23	$ 0.08	$ (0.09)	$ (0.01)		$ 0.23		$ 0.33
Diluted (in dollars per share)		$ 0.23	$ 0.08	$ (0.09)	$ (0.01)		$ 0.22		$ 0.33
Weighted-average number of shares of common stock outstanding:
Basic (in shares)		14,268,000	14,773,000	14,576,000	14,676,000		14,216,000		12,638,000
Diluted (in shares)		14,827,000	14,834,000	14,576,000	14,676,000		14,818,000		12,638,000
As Previously Reported | Buy-side advertising
Revenues
Total revenues		$ 7,850	$ 11,803	$ 7,440	$ 19,243		$ 27,093
Cost of revenues
Total cost of revenues		3,113	4,588	2,949	7,537		10,650
As Previously Reported | Sell-side advertising
Revenues
Total revenues		51,622	23,601	13,783	37,384		89,006
Cost of revenues
Total cost of revenues		44,606	20,743	11,841	32,584		77,190
Revision
Other income (expense)
Net (loss) income			0	0
Net (loss) income attributable to noncontrolling interest		2,780	1,003	(1,120)	(117)		2,663
Net (loss) income attributable to Direct Digital Holdings, Inc.		$ (2,780)	$ (1,003)	$ 1,120	$ 117		$ (2,663)
Net (loss) income per common share:
Basic (in dollars per share)		$ (0.14)	$ (0.05)	$ 0.02	$ 0.00		$ (0.14)
Diluted (in dollars per share)		$ (0.14)	$ (0.05)	$ 0.02	$ 0.00		$ (0.13)
Weighted-average number of shares of common stock outstanding:
Basic (in shares)		(11,278,000)	(11,851,000)	(11,675,000)	(11,764,000)		(11,278,000)
Diluted (in shares)		(11,783,000)	(11,721,000)	(11,675,000)	(11,764,000)		(11,738,000)